Document and Entity Information	Jan. 26, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002088749
Document Type	8-K
Document Period End Date	Jan. 26, 2026
Entity Registrant Name	Karbon Capital Partners Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-43005
Entity Address, Address Line One	321 Biden Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Scranton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18505
City Area Code	570
Local Phone Number	5586100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of One Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	KBONU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	KBON
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, at an exercise price of $11.50 per share
Trading Symbol	KBONW
Security Exchange Name	NASDAQ